Investments - Summary of Net Investment Income (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net appreciation (depreciation) in fair value of investments:
Net appreciation (depreciation) in fair value of investments	$ 1,838,120	$ 1,320,247
Total investment income	1,851,741	1,335,446
Master Trust
Investment income for the Master Trust:
Interest and dividend income	13,392,170	7,276,660
Net appreciation (depreciation) in fair value of investments:
Total investment income	70,163,737	57,373,342
Mutual Funds and Common Collective Trust Funds | Master Trust
Net appreciation (depreciation) in fair value of investments:
Net appreciation (depreciation) in fair value of investments	55,075,357	52,694,519
Worthington Enterprises Common Shares | Master Trust
Net appreciation (depreciation) in fair value of investments:
Net appreciation (depreciation) in fair value of investments	3,403,225	(4,407,624)
Worthington Steel Common Shares | Master Trust
Net appreciation (depreciation) in fair value of investments:
Net appreciation (depreciation) in fair value of investments	$ (1,707,015)	$ 1,809,787